Short-term loans (Details) ¥ in Thousands, $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 17, 2014
Short term loans
Total short term loans	¥ 1,043,426			¥ 1,093,645		$ 159,912
Drawn down from debt	¥ 407,300	$ 62,400
Interest rate (as a percent)	10.00%					10.00%		0.20%
Debt Instrument, Unused Borrowing Capacity, Amount	¥ 601,700			625,500
Long-term Debt, Gross	¥ 1,146,000			952,000
Maximum
Short term loans
Interest rate (as a percent)	1.90%					1.90%
Minimum
Short term loans
Interest rate (as a percent)	0.98%					0.98%
RMB denominated
Short term loans
Total short term loans	¥ 498,976			627,608
Drawn down from debt				256,800
RMB denominated | Standard Chartered Bank Hong Kong Limited [Member]
Short term loans
Maximum credit facility				313,900
RMB denominated | Revolving Credit Facility Agreement With Multiple Banks [Member]
Short term loans
Maximum credit facility				2,600,000
Drawn down from debt				627,600
RMB denominated | Revolving Credit Facility Agreement With Multiple Banks [Member] | Bank Of China [Member]
Short term loans
Maximum credit facility	¥ 200,000			80,000
Drawn down from debt				¥ 0
Interest rate (as a percent)	1.97%					1.97%
RMB denominated | Revolving Credit Facility Agreement With Multiple Banks [Member] | Maximum
Short term loans
Interest rate (as a percent)				4.05%			4.05%
RMB denominated | Revolving Credit Facility Agreement With Multiple Banks [Member] | Minimum
Short term loans
Interest rate (as a percent)				2.80%			2.80%
U.S. dollar denominated
Short term loans
Total short term loans	¥ 535,822			¥ 466,037
Drawn down from debt | $					$ 36,800
U.S. dollar denominated | Standard Chartered Bank Hong Kong Limited [Member]
Short term loans
Maximum credit facility | $							$ 45,000
U.S. dollar denominated | Revolving Credit Facility [Member]
Short term loans
Drawn down from debt	¥ 128,500	$ 19,700
Interest rate (as a percent)	1.95%					1.95%
Current Borrowing Capacity	¥ 130,500					$ 20,000
U.S. dollar denominated | Revolving Credit Facility Agreement With Multiple Banks [Member]
Short term loans
Maximum credit facility				¥ 558,100			$ 80,000
Reference rate				12-month London Inter-Bank Offered Rate plus 0.55%	12-month London Inter-Bank Offered Rate plus 0.55%
Drawn down from debt				¥ 209,200	$ 30,000
U.S. dollar denominated | Revolving Credit Facility Agreement With Multiple Banks [Member] | Maximum
Short term loans
Interest rate (as a percent)				2.94%			2.94%
U.S. dollar denominated | Revolving Credit Facility Agreement With Multiple Banks [Member] | Minimum
Short term loans
Interest rate (as a percent)				0.55%			0.55%
Euro Member Countries, Euro
Short term loans
Total short term loans | $						$ 8,628
Euro Member Countries, Euro | Revolving Credit Facility Agreement With Multiple Banks [Member] | Bank Of China [Member]
Short term loans
Drawn down from debt	¥ 8,600		€ 1.1